Leases Obligations	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases Obligations [Abstract]
Leases Obligations
14.
Leases Obligations

a.
Lease contracts

The Company leased space for its corporate offices and the lease of utility vehicles and operating vehicles, under a lease agreement. The average lease term is from 1 to 3 years in 2022 and there are options to buy the operating vehicles for a nominal amount at the end of the terms of the lease.

The obligations of the Company stem from financial leases that are guaranteed by the title of the lessors to the leased assets.

b. Future minimum lease payment

The amount of future minimum lease payments as of December 31, 2022 were as follows:

	Future minimum lease payments		Interest		Present value of minimum lease payments
Less than one year	Ps.	19,931	Ps.	(4,513)	Ps.	15,418

Less than two years	Ps.	18,880	Ps.	(3,240)	Ps.	15,640
Less than three years		18,880		(1,901)		16,979
Less than four years		14,064		(476)		13,588
Liabilities for assets in lease long term		51,824		(5,617)		46,207
Total liabilities for leased assets	Ps.	71,755	Ps.	(10,130)	Ps.	61,625

As of December 31, 2020, 2021 and 2022 the Company recognized Ps.12,977, Ps.12,467and Ps.16,098, respectively for the amortization of assets for the rights of use.

The interest rates that underlie all obligations under lease agreements are fixed by an average discount interest of 7.95%, 8.23% and 9.38% during the years 2020, 2021 and 2022, respectively. As of December 31, 2020, 2021 and 2022 was recognized Ps.2,582, Ps.2,598 and Ps.5,391, respectively, due interest on the liability for lease in the consolidated statement of income and other comprehensive income.